Income Taxes (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019	Oct. 29, 2021	Aug. 09, 2021	Mar. 11, 2020
Income Taxes [Line Items]
Effective tax rate (percent)		18.60%	25.80%	19.00%	25.70%
Valuation allowance against deferred tax assets	$ 0	$ 0		$ 0
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements	85.00%	85.00%		85.00%
Payable to related parties pursuant to Tax Receivable Agreements	$ 91,800,000	$ 91,800,000		$ 91,800,000
Pro forma tax rate per agreements (percent)	25.10%	25.10%		25.10%
Deferred tax liability associated partnership investment in Holdings	$ 56,800,000	$ 56,800,000		$ 56,800,000
Deferred tax liability						$ 1,300,000	$ 1,700,000
Cash paid for income tax obligations						8,300,000	12,900,000	$ 13,900,000
Cash distributed for income taxes of CD&R and Management Feeder						$ 15,400,000	$ 20,600,000	$ 11,900,000
Reconciliations of the provision for income taxes at the federal corporate statutory rate						21.00%
Former Limited Partners
Income Taxes [Line Items]
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements	85.00%	85.00%		85.00%
Payable to related parties pursuant to Tax Receivable Agreements	$ 91,800,000	$ 91,800,000		$ 91,800,000
Continuing Limited Partners
Income Taxes [Line Items]
Percent of Company realized tax benefits payable to Limited Partners pursuant to Tax Receivable Agreements	85.00%	85.00%		85.00%
Payable to related parties pursuant to Tax Receivable Agreements	$ 0	$ 0		$ 0
Estimated deferred tax asset target per agreement	836,900,000	836,900,000		836,900,000
Estimated tax liability per agreement	711,400,000	711,400,000		711,400,000
Estimated increase in deferred tax liability due to exchange of Partnership Interests	86,500,000
Class A common stock
Income Taxes [Line Items]
Closing stock price (in dollars per share)									$ 27.36
Pacific Pipe
Income Taxes [Line Items]
Recognition of deferred tax liabilities as part of purchase price allocation										$ 11,700,000
Deferred tax liability	11,700,000	11,700,000		11,700,000
R&B
Income Taxes [Line Items]
Recognition of deferred tax liabilities as part of purchase price allocation						$ 31,200,000					$ 31,200,000
Deferred tax liability	$ 30,900,000	$ 30,900,000		$ 30,900,000